Exhibit 99.05 Schedule 6

Client Name:
Client Project Name:	OBX 2026-NQM9
Start - End Dates:	12/28/2021 - 1/2/2025
Deal Loan Count:	15

Rating Agency ATR QM Data Fields

Loans in Report:	15

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
6000084183	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	52657.39	XXXXXX	6.3829	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
6000084201	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	13700.4	XXXXXX	6.5281	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
4000047436	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.5555	Unemployed	Unemployed	Permanent Resident Alien	U.S. Citizen	(No Data)	(No Data)	0
4000060506	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.499	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6000074061	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	33621.6	XXXXXX	3.1904	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0
6000080238	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	18490	XXXXXX	6.6722	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6000080647	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	10010	XXXXXX	5.57	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
6000082957	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	12286.12	XXXXXX	7.25	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0
6000082958	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	117600	XXXXXX	6	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6000082971	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	18222.75	XXXXXX	7.0481	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
6000082972	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	38090.97	XXXXXX	7.7715	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0
6000082988	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	15600	XXXXXX	6.375	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6000082990	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	12740	XXXXXX	6.375	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6000083016	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	20981.37	XXXXXX	7.1254	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6000083026	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	9802	XXXXXX	6.25	Unemployed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	(No Data)	0

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